Lease liabilities	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Lease liabilities [Text Block]

19. Lease liabilities

Balance, January 1, 2022	$78,002
Additional capitalized leases	27,984
Lease payments	(35,770)
Derecognized leases	(8,918)
Accretion and other movements	(279)
Balance, December 31, 2022	$61,019
Acquired through the acquisition of Copper Mountain (note 5)	34,617
Additional capitalized leases	21,401
Lease payments	(25,216)
Derecognized leases	(685)
Accretion and other movements	(801)
Balance, December 31, 2023	$90,335

Lease liabilities are reflected in the consolidated balance sheets as follows:

	Dec. 31, 2023	Dec. 31, 2022
Current	$28,902	$16,156
Non-current	61,433	44,863
	$90,335	$61,019

Hudbay has entered into leases which expire between 2024 and 2037. The interest rates on leases which were capitalized have interest rates between 2.39% and 8.49%, per annum. The range of interest rates utilized for discounting varies depending mostly on the Hudbay entity acting as lessee and duration of the lease. For certain leases, Hudbay has the option to purchase the equipment and vehicles leased at the end of the terms of the leases. Hudbay's obligations under these leases are secured by the lessor's title to the leased assets. The present value of applicable lease payments has been recognized as an ROU asset, which was included as a non-cash addition to property, plant and equipment, and a corresponding amount as a lease liability.

There are no restrictions placed on Hudbay by entering into these leases.

The following outlines expenses recognized within the Company's consolidated income statements, relating to leases for which a recognition exemption was applied.

	Year ended December 31,
	2023	2022
Short-term leases	$9,167	$25,781
Low value leases	617	652
Variable leases	27,519	55,673
Total	$37,303	$82,106

Payments made for short-term, low value and variable leases would mostly be captured as expenses in the consolidated income statements, however, certain amounts may be capitalized to PP&E for the Arizona segment during its development phase and certain amounts may be reported in inventories given the timing of sales. Variable payment leases include equipment used for heavy civil works at Constancia.